Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value of assets and liabilities measured on a recurring basis
The following table presents the financial assets and liabilities the company records at fair value on a recurring basis identified by the level of inputs used to determine fair value. See Note 1 for the definitions of these levels and for further information on our financial instruments.

	December 31, 2019			December 31, 2018
$ in millions	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets (Liabilities)
Marketable securities	$364	$1	$365	$319	$1	$320
Marketable securities valued using NAV			17			15
Total marketable securities	364	1	382	319	1	335
Derivatives	—	(3)	(3)	—	(10)	(10)